DERIVATIVE INSTRUMENTS - SUMMARY OF DERIVATIVE INSTRUMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Assets	$ 13.3	$ 119.3
Liabilities	0.9	30.4
Equity contracts-Options
Derivative [Line Items]
Assets	13.3	119.3
Liabilities	$ 0.9	$ 30.4